MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

January 26, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant") Registration Numbers: 333-160918 and 811-22321

Dear Sir/Madam:

Electronically transmitted for filing EDGAR is Post-Effective Amendment No.107 under the Securities Act of 1933, as amended (“1933 Act”) and Amendment No. 109 under the Investment Company Act of 1940, as amended. This Post-Effective Amendment relates to MainStay Cushing MLP Premier Fund and MainStay Cushing Energy Income Fund, each a series of MainStay Funds Trust.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-685-6232.

Very truly yours,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary